Allowance for Long-Term Receivables (Tables)	6 Months Ended
Jul. 02, 2011
Allowance for Long-Term Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables Table [Text Block]
The balance of the allowance for long-term receivables as of July 2, 2011 was as follows (in millions):

Balance at December 25, 2010	$18.8
Write-offs	(2.0)
Recoveries	(0.6)
Provision (a)	6.0
Currency translation adjustment	1.3
Balance at July 2, 2011	$23.5

(a) Provision includes $1.8 million of reclassifications from current receivables.